Annual Total Returns - Fidelity Freedom Blend 2040 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2040 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2040 Fund- Class A
Bar Chart Table:
Annual Return 2019	26.15%
Annual Return 2020	17.50%
Annual Return 2021	15.92%